Taxation - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 8,758	$ 10,321
Deferred income tax liabilities	(301,414)	(265,848)
Deferred tax liability (asset)	(292,656)	(255,527)	$ (162,556)
Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	145,740	129,528	134,346
Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(438,396)	(385,055)	$ (296,902)
Recovered after more than 12 months | Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	127,878	107,552
Recovered after more than 12 months | Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	(371,047)	(367,292)
Recovered within 12 months | Deferred tax assets temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	17,862	21,976
Recovered within 12 months | Deferred tax liability temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities	$ (67,349)	$ (17,763)